Common Stock Reverse Split - Additional Information (Details) - $ / shares		9 Months Ended
	Jul. 25, 2025	Sep. 30, 2025	Aug. 08, 2025	Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2023
Common Stock Reverse Split [Line Items]
Stockholders' equity, reverse stock split		1-for-3.2544
Common stock, par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock [Member]
Common Stock Reverse Split [Line Items]
Common stock, par or stated value per share					$ 0.0001
Subsequent Event [Member] | Common Stock [Member]
Common Stock Reverse Split [Line Items]
Stockholders' equity, reverse stock split	1-for-3.2544
Common stock, par or stated value per share	$ 0.0001